Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2014		$ 248.1	$ 0.0	$ 1,457.6	$ (1,001.3)	$ (208.2)
Beginning balance, shares (in shares) at Dec. 31, 2014			100,200,000
Increase (Decrease) in Stockholders' Equity
Net income		16.5			16.5
Foreign currency translation adjustment, net of tax		(212.6)				(212.6)
Pension and other postretirement benefits adjustment, net of tax		(7.3)				(7.3)
Derivative financial instruments, net of tax		3.7				3.7
Share issuances		761.5		761.5
Share issuances (in shares)			37,700,000
Change in par value of common stock to $0.01		0.0	$ 1.4	(1.4)
Tax withholdings related to net share settlements of stock-based compensation awards		(3.6)		(3.4)	(0.2)
Tax withholdings related to net share settlements of stock-based compensation awards (in shares)			(200,000)
Stock option exercises		3.0		3.0
Stock option exercises (in shares)			200,000
Stock-based compensation		7.5		7.5
Stock-based compensation (in shares)			100,000
Usage of excess tax benefit from stock-based compensation		(0.1)		(0.1)
Ending balance at Dec. 31, 2015		816.7	$ 1.4	2,224.7	(985.0)	(424.4)
Ending balance, shares (in shares) at Dec. 31, 2015			138,000,000
Increase (Decrease) in Stockholders' Equity
Net income		(68.4)			(68.4)
Foreign currency translation adjustment, net of tax		36.3				36.3
Pension and other postretirement benefits adjustment, net of tax		(1.8)				(1.8)
Derivative financial instruments, net of tax		0.0
Stock option exercises		16.9		16.9
Stock option exercises (in shares)			800,000
Stock-based compensation		10.4		10.4
Other		(0.2)		(0.2)
Ending balance at Dec. 31, 2016		$ 809.9	$ 1.4	2,251.8	(1,053.4)	(389.9)
Ending balance, shares (in shares) at Dec. 31, 2016		138,800,000	138,800,000
Increase (Decrease) in Stockholders' Equity
Impact due to adoption of ASU, net of tax $0.2	[1]	$ 0.2		0.7	(0.5)
Net income		119.8			119.8
Foreign currency translation adjustment, net of tax		107.1				107.1
Pension and other postretirement benefits adjustment, net of tax		(2.4)				(2.4)
Derivative financial instruments, net of tax		6.7				6.7
Restricted stock units vested		0.0
Restricted stock units vested (in shares)			800,000
Tax withholdings related to net share settlements of stock-based compensation awards		(8.5)		(8.5)
Tax withholdings related to net share settlements of stock-based compensation awards (in shares)			(300,000)
Stock option exercises		$ 36.5		36.5
Stock option exercises (in shares)		1,810,108	1,800,000
Employee stock purchase plan	[2]	$ 1.1		1.1
Stock-based compensation		19.7		19.7
Ending balance at Dec. 31, 2017		$ 1,090.1	$ 1.4	$ 2,301.3	$ (934.1)	$ (278.5)
Ending balance, shares (in shares) at Dec. 31, 2017		138,800,000	141,100,000

[1]	Adjusted due to the adoption of ASU 2016-09 “Improvement to Employee Share-Based Payment Accounting” on January 1, 2017. Refer to “Note 2: Significant accounting policies” for more information.
[2]	During November 2016, our Board of Directors approved the Univar Employee Stock Purchase Plan, or ESPP, authorizing the issuances of up to 2.0 million shares of the Company's common stock effective January 1, 2017. The total number of shares issued under the plan for the first two offering periods from January through December 2017 was 39,418 shares.